Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Mar. 01, 2015
Supplement [Text Block]	jpmt_SupplementTextBlock

J.P. MORGAN FUNDS

JPMorgan Market Neutral Fund

JPMorgan Research Market Neutral Fund

(All Share Classes)

(each a series of JPMorgan Trust I)

Supplement dated March 1, 2015 to the

Prospectuses and Summary Prospectuses dated March 1, 2015

At a meeting held February 19, 2015, the Board of Trustees of JPMorgan Trust I approved the merger of the JPMorgan Market Neutral Fund into the JPMorgan Research Market Neutral Fund, as described below.

The Board of Trustees of JPMorgan Trust I approved the merger of JPMorgan Market Neutral Fund (the “Acquired Fund”) into JPMorgan Research Market Neutral Fund (the “Acquiring Fund” and together with the Acquired Fund, the “Funds”). This Fund merger was recommended by the Funds’ adviser, J.P. Morgan Investment Management Inc. (“JPMIM”), and the Funds’ administrator, JPMorgan Funds Management, Inc. (“JPMFM”), in an effort to eliminate overlapping product offerings. After determining that (1) participation in the merger is in the best interests of the Funds and (2) the interests of the shareholders of each Fund will not be diluted as a result of the merger, the Board approved the merger.

JPMIM, JPMFM and JPMorgan Distribution Services, Inc. (“JPMDS”), the distributor for the Funds, have contractually committed to waive their fees and/or reimburse the expenses of the Acquiring Fund, as needed, in order to maintain the net expense level for each class of shares of the Acquiring Fund following the merger (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) at the level in effect prior to the merger for each acquired class of the Acquired Fund. These contractual fee waivers and/or expense reimbursements will stay in effect until March 31, 2016 for the Acquiring Fund, but there is no guarantee such waivers/reimbursements will be continued after that time. Upon completion of the merger, shareholders of the Acquired Fund will receive shares of the same class of the Acquiring Fund as they held in the Acquired Fund. Furthermore, the merger is intended to qualify as a tax-free reorganization for federal income tax purposes.

Completion of the merger is subject to a number of conditions, but shareholders of the Acquired Fund are not required to approve the merger. Existing Acquired Fund shareholders will receive an information statement describing in detail both the proposed merger and the Acquiring Fund, and summarizing the Board’s considerations in approving the merger.

When the merger is completed, each holder of a class of shares of the Acquired Fund will receive, following the transfer, on a tax-free basis for federal income tax purposes, a number of full and fractional shares of the corresponding Class of shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of the Acquired Fund held by that shareholder as of the close of business of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. New York time, on the closing day of the merger. The merger is expected to close on June 5, 2015 or on such other date as the parties to the merger shall agree.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

JPMorgan Market Neutral Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

J.P. MORGAN FUNDS

JPMorgan Market Neutral Fund

(All Share Classes)

(each a series of JPMorgan Trust I)

Supplement dated March 1, 2015 to the

Prospectuses and Summary Prospectuses dated March 1, 2015

At a meeting held February 19, 2015, the Board of Trustees of JPMorgan Trust I approved the merger of the JPMorgan Market Neutral Fund into the JPMorgan Research Market Neutral Fund, as described below.

The Board of Trustees of JPMorgan Trust I approved the merger of JPMorgan Market Neutral Fund (the “Acquired Fund”) into JPMorgan Research Market Neutral Fund (the “Acquiring Fund” and together with the Acquired Fund, the “Funds”). This Fund merger was recommended by the Funds’ adviser, J.P. Morgan Investment Management Inc. (“JPMIM”), and the Funds’ administrator, JPMorgan Funds Management, Inc. (“JPMFM”), in an effort to eliminate overlapping product offerings. After determining that (1) participation in the merger is in the best interests of the Funds and (2) the interests of the shareholders of each Fund will not be diluted as a result of the merger, the Board approved the merger.

JPMIM, JPMFM and JPMorgan Distribution Services, Inc. (“JPMDS”), the distributor for the Funds, have contractually committed to waive their fees and/or reimburse the expenses of the Acquiring Fund, as needed, in order to maintain the net expense level for each class of shares of the Acquiring Fund following the merger (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) at the level in effect prior to the merger for each acquired class of the Acquired Fund. These contractual fee waivers and/or expense reimbursements will stay in effect until March 31, 2016 for the Acquiring Fund, but there is no guarantee such waivers/reimbursements will be continued after that time. Upon completion of the merger, shareholders of the Acquired Fund will receive shares of the same class of the Acquiring Fund as they held in the Acquired Fund. Furthermore, the merger is intended to qualify as a tax-free reorganization for federal income tax purposes.

Completion of the merger is subject to a number of conditions, but shareholders of the Acquired Fund are not required to approve the merger. Existing Acquired Fund shareholders will receive an information statement describing in detail both the proposed merger and the Acquiring Fund, and summarizing the Board’s considerations in approving the merger.

When the merger is completed, each holder of a class of shares of the Acquired Fund will receive, following the transfer, on a tax-free basis for federal income tax purposes, a number of full and fractional shares of the corresponding Class of shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of the Acquired Fund held by that shareholder as of the close of business of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. New York time, on the closing day of the merger. The merger is expected to close on June 5, 2015 or on such other date as the parties to the merger shall agree.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

PMorgan Research Market Neutral Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

J.P. MORGAN FUNDS

JPMorgan Research Market Neutral Fund

(All Share Classes)

(each a series of JPMorgan Trust I)

Supplement dated March 1, 2015 to the

Prospectuses and Summary Prospectuses dated March 1, 2015

At a meeting held February 19, 2015, the Board of Trustees of JPMorgan Trust I approved the merger of the JPMorgan Market Neutral Fund into the JPMorgan Research Market Neutral Fund, as described below.

The Board of Trustees of JPMorgan Trust I approved the merger of JPMorgan Market Neutral Fund (the “Acquired Fund”) into JPMorgan Research Market Neutral Fund (the “Acquiring Fund” and together with the Acquired Fund, the “Funds”). This Fund merger was recommended by the Funds’ adviser, J.P. Morgan Investment Management Inc. (“JPMIM”), and the Funds’ administrator, JPMorgan Funds Management, Inc. (“JPMFM”), in an effort to eliminate overlapping product offerings. After determining that (1) participation in the merger is in the best interests of the Funds and (2) the interests of the shareholders of each Fund will not be diluted as a result of the merger, the Board approved the merger.

JPMIM, JPMFM and JPMorgan Distribution Services, Inc. (“JPMDS”), the distributor for the Funds, have contractually committed to waive their fees and/or reimburse the expenses of the Acquiring Fund, as needed, in order to maintain the net expense level for each class of shares of the Acquiring Fund following the merger (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) at the level in effect prior to the merger for each acquired class of the Acquired Fund. These contractual fee waivers and/or expense reimbursements will stay in effect until March 31, 2016 for the Acquiring Fund, but there is no guarantee such waivers/reimbursements will be continued after that time. Upon completion of the merger, shareholders of the Acquired Fund will receive shares of the same class of the Acquiring Fund as they held in the Acquired Fund. Furthermore, the merger is intended to qualify as a tax-free reorganization for federal income tax purposes.

Completion of the merger is subject to a number of conditions, but shareholders of the Acquired Fund are not required to approve the merger. Existing Acquired Fund shareholders will receive an information statement describing in detail both the proposed merger and the Acquiring Fund, and summarizing the Board’s considerations in approving the merger.

When the merger is completed, each holder of a class of shares of the Acquired Fund will receive, following the transfer, on a tax-free basis for federal income tax purposes, a number of full and fractional shares of the corresponding Class of shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of the Acquired Fund held by that shareholder as of the close of business of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. New York time, on the closing day of the merger. The merger is expected to close on June 5, 2015 or on such other date as the parties to the merger shall agree.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE